Stockholders' equity (Reclassifications out of AOCI) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Product sales	$ 5,329	$ 5,516	$ 5,225	$ 4,874	$ 5,174	$ 4,848	$ 4,949	$ 4,356	$ 20,944	$ 19,327	$ 18,192
Interest and other income, net									603	465	420
Interest expense, net									(1,095)	(1,071)	(1,022)
Income before income taxes									7,978	5,585	5,265
Tax benefit (expense)									(1,039)	(427)	(184)
Net income	$ 1,800	$ 1,863	$ 1,653	$ 1,623	$ 1,294	$ 1,244	$ 1,547	$ 1,073	6,939	5,158	5,081
Reclassification out of AOCI [Member] | Cash flow hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Product sales									326	28	4
Interest and other income, net									(182)	(230)	82
Interest expense, net									(1)	(1)	(1)
Income before income taxes									143	(203)	85
Tax benefit (expense)									(53)	74	(33)
Net income									90	(129)	52
Reclassification out of AOCI [Member] | Available-for-sale securities [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and other income, net									(76)	(1)	75
Tax benefit (expense)									18	0	(28)
Net income									$ (58)	$ (1)	$ 47